Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - 401(K) AND EMPLOYEE STOCK OWNERSHIP PLAN	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
Entity tax identification number	35-0160610
Plan number	030
Notes receivable from participants	$ 17,882,669
Total Investments at fair value and notes receivable from participants	$ 2,252,309,390
Investment, Identifier [Axis]: Aristotle Value Equity CITB, Collective Investment Trusts
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ball:AristotleValueEquityCitbMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts
Current Value	$ 59,643,624
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Ball Corporation Common Stock
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ball:BallCorporationMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Ball Corporation Common Stock
Current Value	$ 176,347,777
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: BlackRock Equity Index Fund GG, Collective Investment Trusts
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ball:BlackrockEquityIndexFundGgMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts
Current Value	$ 409,331,390
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: BlackRock MSCI ACWI ex-US IMI, Collective Investment Trusts
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ball:BlackrockMsciAcwiExUsImiMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts
Current Value	$ 80,060,493
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: BlackRock Russell 2500 Index Fund J, Collective Investment Trusts
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ball:BlackrockRussell2500IndexFundJMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts
Current Value	$ 104,830,293
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: BlackRock Total Return Bond Fund Class T, Collective Investment Trusts
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ball:BlackrockTotalReturnBondFundClassTMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts
Current Value	$ 19,215,998
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: BlackRock US Debt Index Fund F, Collective Investment Trusts
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ball:BlackrockUsDebtIndexFundFMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts
Current Value	$ 123,197,906
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: DFA US Targeted Value Portfolio, Mutual Funds
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ball:DfaUsTargetedValuePortfolioMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 15,665,170
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Dodge & Cox International Stock Fund, Mutual Fund
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ball:DodgeCoxInternationalStockFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 10,175,659
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Real Asset Fund, Collective Investment Trusts
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ball:StateStreetRealAssetFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts
Current Value	$ 11,067,875
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Target Retirement 2025 Fund Class IV, Collective Investment Trusts
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ball:StateStreetTargetRetirement2025FundClassIvMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts
Current Value	$ 102,203,258
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Target Retirement 2030 Fund Class IV, Collective Investment Trusts
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ball:StateStreetTargetRetirement2030FundClassIvMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts
Current Value	$ 113,462,976
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Target Retirement 2035 Fund Class IV, Collective Investment Trusts
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ball:StateStreetTargetRetirement2035FundClassIvMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts
Current Value	$ 121,791,946
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Target Retirement 2040 Fund Class IV, Collective Investment Trusts
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ball:StateStreetTargetRetirement2040FundClassIvMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts
Current Value	$ 97,967,892
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Target Retirement 2045 Fund Class IV, Collective Investment Trusts
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ball:StateStreetTargetRetirement2045FundClassIvMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts
Current Value	$ 103,692,781
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Target Retirement 2050 Fund Class IV, Collective Investment Trusts
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ball:StateStreetTargetRetirement2050FundClassIvMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts
Current Value	$ 89,182,543
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Target Retirement 2055 Fund Class IV, Collective Investment Trusts
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ball:StateStreetTargetRetirement2055FundClassIvMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts
Current Value	$ 75,687,519
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Target Retirement 2060 Fund Class IV, Collective Investment Trusts
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ball:StateStreetTargetRetirement2060FundClassIvMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts
Current Value	$ 42,712,959
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Target Retirement 2065 Fund Class IV, Collective Investment Trusts
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ball:StateStreetTargetRetirement2065FundClassIvMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts
Current Value	$ 13,764,534
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Target Retirement 2070 Fund Class IV, Collective Investment Trusts
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ball:StateStreetTargetRetirement2070FundClassIvMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts
Current Value	$ 193,538
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Target Retirement Income Fund Class IV, Collective Investment Trusts
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ball:StateStreetTargetRetirementIncomeFundClassIvMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts
Current Value	$ 114,153,747
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price Growth Stock Trust Class B, Collective Investment Trusts
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ball:TRowePriceGrowthStockTrustClassBMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts
Current Value	$ 113,219,911
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Cash Reserves Federal Money Market Fund Admiral, Mutual Funds
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ball:VanguardCashReservesFederalMoneyMarketFundAdmiralMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 1,031,053
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Explorer Fund Admiral Shares, Mutual Fund
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ball:VanguardExplorerFundAdmiralSharesMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 46,593,336
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard International Growth Fund Admiral Shares, Mutual Fund
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ball:VanguardInternationalGrowthFundAdmiralSharesMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 57,303,837
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Retirement Savings Trust II, Collective Investment Trusts
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ball:VanguardRetirementSavingsTrustIiMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts
Current Value	$ 131,928,706
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Mutual Funds
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
Current Value	$ 130,769,055
Collective Investment Trusts
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
Current Value	$ 1,927,309,889
Minimum
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
Interest rates of notes receivable from participants	4.25%
Maximum
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
Interest rates of notes receivable from participants	9.50%